Property, plant and equipment, net - Buildings collaterized (Details) ¥ in Thousands	Mar. 31, 2016 CNY (¥)
Property, plant and equipment, net
Bank loan	¥ 60,000
Buildings | Short-term bank loan
Property, plant and equipment, net
Carrying value of buildings collateralized for loans	100,479
Bank loan	¥ 60,000